(Losses)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
(Losses)/Earnings per Share
Schedule of basic (losses)/earnings per share

	Year Ended December 31,
	2018	2017	2016
Weighted average number of outstanding ordinary shares in issue	66,426,382	61,717,171	59,715,173
Net (loss)/income attributable to the Company (US$’000)	(74,805)	(26,737)	11,698
(Losses)/earnings per share attributable to the Company (US$ per share)	(1.13)	(0.43)	0.20

Schedule of diluted (losses)/earnings per share

	Year Ended December 31,
	2018	2017	2016
Weighted average number of outstanding ordinary shares in issue	66,426,382	61,717,171	59,715,173
Adjustment for share options and LTIP	—	—	255,877
	66,426,382	61,717,171	59,971,050
Net (loss)/income attributable to the Company (US$’000)	(74,805)	(26,737)	11,698
(Losses)/earnings per share attributable to the Company (US$ per share)	(1.13)	(0.43)	0.20